Consolidated Statements of Comprehensive Income (Loss) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Statement of comprehensive income [abstract]
CONSOLIDATED NET INCOME	$ 1,836	[2]	$ 33,053	$ 40,236	$ 76,677
Items that will be reclassified to consolidated net income in subsequent periods, net of income tax:
(Loss) gain on valuation of the effective portion of derivative financial instruments	(142)		(2,556)	1,610	(928)
Loss on hedge of net investments in foreign operations	0		0	0	(5,153)
Exchange differences (loss) gain on the translation of foreign operations and equity method accounted investees	(481)		(8,668)	14,347	(17,986)
Share of other comprehensive (loss) income of equity method accounted investees	(3)		(55)	260	6,097
Total items that will be reclassified to consolidated net income in subsequent periods, net of income tax	(626)		(11,279)	16,217	(17,970)
Items that will not to be reclassified to consolidated net income in subsequent periods, net of income tax:
(Loss) gain due to changes in the fair value in equity financial instruments	(21)		(372)	(426)	1,356
Share of other comprehensive income of equity method accounted investees	0		0	0	897
(Loss) gain on remeasurements of the net defined benefit liability	(81)		(1,457)	(1,016)	160
Total items that will not be reclassified to consolidated net income in subsequent periods, net of income tax	(102)		(1,829)	(1,442)	2,413
Other comprehensive (loss) income , net of income tax	(728)		(13,108)	14,775	(15,557)
Total other comprehensive income (loss)	1,108		19,945	55,011	61,120
Equity holders of the parent	520		9,353	38,902	53,598
Non-controlling interest	$ 588		$ 10,592	$ 16,109	$ 7,522

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4